Debt (Details Narrative)																				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2023 USD ($)	Sep. 11, 2023 shares	Aug. 04, 2023 USD ($)	Jul. 27, 2023 USD ($) $ / shares shares	Jun. 23, 2023 USD ($)	Jun. 16, 2023 USD ($)	Jun. 14, 2023 USD ($)	Jan. 24, 2022 USD ($) $ / shares shares	Oct. 08, 2021 USD ($)	Jul. 06, 2021 USD ($)	Jun. 24, 2021 CAD ($) shares	Jun. 24, 2021 CAD ($) shares	Apr. 29, 2021 USD ($) shares	Apr. 27, 2021 $ / shares shares	Mar. 02, 2021 USD ($)	Nov. 26, 2019 USD ($) $ / shares	Nov. 26, 2019 USD ($) $ / shares	Apr. 02, 2019 USD ($) shares	Mar. 26, 2019 USD ($) shares	Jan. 31, 2023 shares	Mar. 31, 2021 USD ($)	Sep. 30, 2023 USD ($) $ / shares Integer	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares Integer shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	May 30, 2023 USD ($) $ / shares shares	Apr. 22, 2022 $ / shares	Nov. 01, 2021 USD ($)	Oct. 01, 2021 USD ($)	Aug. 03, 2021 $ / shares	Apr. 27, 2021 CAD ($)	Jan. 02, 2021 USD ($)	Apr. 02, 2020 USD ($)	Nov. 15, 2019 USD ($)
Short-Term Debt [Line Items]
Debt instrument face amount											$ 200,000	$ 200,000														$ 899,999							$ 200,000
Warrants to purchase common stock | shares																											353,250
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																										$ 2.00	$ 2.40
Debt instrument conversion price | $ / shares																												$ 2.40
Debt outstanding																										$ 1,666,666
Debt instrument conversion of shares | shares																										666,666
Payment of debt total																										$ 1,175,973
Issuance of common stock, shares | shares											987,741	987,741		987,741						23,705
[custom:ProceedsFromPaycheckProtectionProgramLoan]																											$ 371,944
Interest expenses																						$ 799,690	$ 336,378	$ 1,470,143	$ 893,146	$ 1,678,097	320,524
Conversion of Stock, Shares Converted | shares																										500
Exercise price | $ / shares														$ 2.30																		$ 2.30
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Derivative liability																						150.46		150.46
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Derivative liability | Integer																						2		2
Maximum [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						0.26		0.26
Maximum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						0.20		0.20
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																						5.03		5.03
Minimum [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						2.14		2.14
Minimum [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Derivative liability | $ / shares																						2.40		2.40
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Derivative liability																						4.46		4.46
Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																						$ 1,108,800		$ 1,108,800
Debt instrument conversion price | $ / shares																												$ 90
Ownership percentage																												19.90%
Issuance of common stock, shares | shares																								1,379,212
Debt instrument carrying value																						1,500,000		$ 1,500,000
Lobo Holdings L L C [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																														$ 100,877
Agile Lending LLC Loan [Member]
Short-Term Debt [Line Items]
Outstanding accrued interest																								436,154
Proceeds from other debt							$ 525,000
Debt instrument, issued, principal							231,000
Payments to employees					$ 29,077
Administrative fees expense							$ 25,000
6% Demand Promissory Notes [Member] | John Keeler [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																						$ 768,800		$ 768,800		$ 893,000	$ 960,000
Debt instrument rate stated percentage																						6.00%		6.00%			6.00%
Repayments of unsecured debt																								$ 124,161		67,000	$ 339,712
Interest expenses																								39,930	41,700
Ceba Loan [Member]
Short-Term Debt [Line Items]
Debt instrument face amount											$ 60,000	$ 60,000
Debt instrument rate stated percentage											5.00%	5.00%
Debt instrument, description											the Company had paid 75% of the loan amount, the remaining 25% will be forgiven as per the loan agreement. If less than 75% of the loan amount is outstanding by December 31, 2022
Description on maturity date											The loan initially bears no interest and is due on December 31, 2025. The borrower may prepay all or part of the loan commencing November 1, 2022 and, if by December 31, 2022
Five Year Unsecured Promissory Note [Member] | Walter F. Lubkin, Jr. [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																$ 500,000	$ 500,000
Debt instrument rate stated percentage																4.00%	4.00%
Interest expenses																								10,600	13,500	18,000	19,700
Monthly payment									$ 34,205																	104,640
Debt instrument covenant, description																The note bears interest at the rate of 4% per annum. The note is payable quarterly in an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter.	The note bears and interest rate of 4% per annum. The note is payable quarterly based on an amount equal to the lesser of (i) $25,000 or (ii) 25% of the EBITDA of Coastal Pride, as determined on the first day of each quarter
Outstanding accrued interest			$ 7,030																							38,799
Accrued interest																						$ 3,573		3,573
Thirty Nine Month Unsecured Promissory Note [Member] | Walter Lubkin Three [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																$ 87,842	$ 87,842
Debt instrument rate stated percentage																4.00%	4.00%
Interest expenses																										1,700	3,300
Monthly payment									16,257																	75,707
Debt instrument conversion price | $ / shares																$ 2.00	$ 2.00
Debt instrument, description																	The note is payable in equal quarterly payments over six quarters beginning August 26, 2021
Thirty Nine Month Unsecured Promissory Note [Member] | Tracy Greco [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																$ 71,372	$ 71,372
Debt instrument rate stated percentage																4.00%	4.00%
Interest expenses																										1,400	2,700
Monthly payment									13,209																	61,511
Debt instrument conversion price | $ / shares																$ 2.00	$ 2.00
Debt instrument, description																	The note is payable in equal quarterly payments over six quarters beginning August 26, 2021
Thirty Nine Month Unsecured Promissory Note [Member] | John Lubkin [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																$ 50,786	$ 50,786
Debt instrument rate stated percentage																4.00%	4.00%
Interest expenses																										1,000	1,900
Monthly payment									$ 9,399																	43,771
Debt instrument conversion price | $ / shares																$ 2.00	$ 2.00
Debt instrument, description																	The note is payable in equal quarterly payments over six quarters beginning August 26, 2021
Kenar Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 227,378
Debt instrument rate stated percentage																			18.00%
Interest expenses																											79,100
Issuance of common stock, shares | shares													105,757
Other expenses																			$ 2,655,292
Kenar Note [Member] | Kenar Overseas Corp [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																			$ 1,000,000
Debt instrument rate stated percentage																			18.00%
Description on maturity date																			the term of which was previously extended to March 31, 2020 after which time, on May 21, 2020, the Kenar Note was amended to (i) set the maturity date at March 31, 2021
Number of shares pledged to secure company's obligation | shares																			4,000,000
Issuance of common stock, shares | shares																			1,021,266
Lobo Note [Member] | Lobo Holdings L L C [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																		$ 100,000																		$ 100,000
Debt instrument rate stated percentage																		18.00%																		15.00%
Description on maturity date																		The Lobo Note matured on August 2, 2019 and was extended through December 2, 2019 on the same terms and conditions
Number of shares pledged to secure company's obligation | shares																		1,000,000
Four Month Unsecured Promissory Notes [Member] | Lobo Holdings L L C [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																			$ 100,000
Debt instrument rate stated percentage																																			10.00%
Interest expenses																											$ 8,300
Six Month Unsecured Promissory Notes [Member] | Lobo Holdings L L C [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																		$ 100,000
Debt instrument rate stated percentage																																		10.00%
Three Month Unsecured Promissory Notes [Member] | Lobo Holdings L L C [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																		$ 100,000
Debt instrument rate stated percentage																																		10.00%
One Month Unsecured Promissory Notes [Member] | Lobo Holdings L L C [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																															$ 100,000
Debt instrument rate stated percentage																															10.00%
Unsecured Promissory Notes [Member] | U S Century [Member]
Short-Term Debt [Line Items]
Debt instrument face amount															$ 371,944
Debt instrument rate stated percentage															1.00%
Walter F. Lubkin, Jr. [Member]
Short-Term Debt [Line Items]
Debt instrument carrying value																						350,000		350,000		350,000
Loan Agreement [Member]
Short-Term Debt [Line Items]
Line of credit borrowing capacity																						4,182,971		4,182,971
Line of credit working capital																								2,405,034
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Warrants to purchase common stock | shares		1,700,410
Debt Instrument, Unamortized Discount																										643,777
Issuance of common stock, shares | shares		690,000
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Debt instrument face amount								$ 5,750,000																				$ 1,200,000
Debt instrument rate stated percentage								125.00%																				120.00%
Warrants and rights outstanding, term								5 years																				5 years
Warrants to purchase common stock | shares								1,000,000																				435,035
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 4.50																				$ 2.45
Debt Instrument, Fee Amount								$ 150,000																				$ 50,000
Debt Issuance Costs, Net								87,144
Debt Instrument, Unamortized Discount								2,022,397														$ 0		0		643,778
Payments of Debt Issuance Costs								750,000
Direct issuance cost								87,144
Warrants issuance cost								$ 1,035,253
Interest expenses																								643,778	$ 685,074	1,378,620
Repayment description								The outstanding principal under the note is payable commencing July 24, 2022, in 18 consecutive monthly installments of $333,333, at the Company’s option, in cash or shares of common stock at a price (the “Repayment Share Price”) based on 90% of the five lowest volume weighted average prices (“VWAP”) during the 20-days prior to the payment date with a floor price of $1.50 per share (the “Floor Price”), or a combination of cash and stock provided that if at any time the Repayment Share Price is deemed to be the Floor Price, then in addition to shares, the Company will pay Lind an additional amount in cash as determined pursuant to a formula contained in the note
Monthly payment								$ 333,333
Debt weighted average interest rate								80.00%
Debt instrument conversion price | $ / shares								$ 5.00																					$ 5.00
Ownership percentage								4.99%																				4.99%	4.99%
Debt instrument, description								Upon a change of control of the Company, as defined in the note, Lind has the right to require the Company to prepay 10% of the outstanding principal amount of the note. The Company may prepay the outstanding principal amount of the note, provided Lind may convert up to 25% of the principal amount of the note at a price per share equal to the lesser of the Repayment Share Price or the conversion price
Debt outstanding																								$ 2,075,900		3,439,557
Debt instrument conversion of shares | shares																								1,379,212
Conversion of Stock, Shares Converted | shares								50,000
Common Stock, Convertible, Conversion Price, Increase | $ / shares								$ 90
Debt discount net																										643,778
Extinguishment of debt, amount	$ 2,573,142
Exercise price | $ / shares																												$ 2.45
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, term																						5 years		5 years
Securities Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Debt instrument rate stated percentage								10.00%																				20.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 4.50
Debt instrument conversion price | $ / shares																													$ 100
Note Pay Off Indemnity Agreement [Member] | Kenar [Member]
Short-Term Debt [Line Items]
Debt Instrument										$ 918,539
Payroll Protection Program Loan [Member] | Unsecured Promissory Notes [Member]
Short-Term Debt [Line Items]
[custom:ProceedsFromPaycheckProtectionProgramLoan]															$ 371,944
Terminated Loan Agreement [Member]
Short-Term Debt [Line Items]
Debt outstanding						$ 93,400
Payment of debt total						108,400
Outstanding accrued interest						9,900
Payment for other fees						$ 4,900
Purchase Agreement [Member] | Lind Global Fund II LP [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 300,000
Warrants and rights outstanding, term				5 years
Warrants to purchase common stock | shares				175,234
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.34
Debt Instrument, Fee Amount				$ 12,500
Exercise price | $ / shares				$ 1.34
Proceeds from common stock warrants exercised				$ 250,000
Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Senior Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount				$ 1,800,000
Purchase Agreement [Member] | Lind Global Fund II LP [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding, term																						5 years		5 years
Keeler and Co [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Long term line of credit																					$ 5,000,000					1,776,068
Description																					The advance rate of the revolving line of credit is 85% with respect to eligible accounts receivable and the lower of 60% of the Borrowers’ eligible inventory, or 80% of the net orderly liquidation value, subject to an inventory sublimit of $2,500,000. The inventory portion of the loan will never exceed 50% of the outstanding balance. Interest on the line of credit is the prime rate (with a floor of 3.25%), plus 3.75%. The Borrowers paid Lighthouse a facility fee of $50,000 in three instalments of $16,667 in March, April and May 2021 and will pay an additional facility fee of $25,000 on each anniversary of March 31, 2021. On January 14, 2022, the maximum inventory advance under the line of credit was adjusted from 50% to 70% until June 30, 2022, 65% to July 31, 2022, 60% to August 31, 2022 and 55% to September 30, 2022 at a monthly fee of 0.25% on the portion of the loan in excess of the 50% advance, in order to increase imports to meet customer demand
Line of credit guaranty																						$ 1,000,000		$ 1,000,000		1,000,000
Maximum borrowing capacity																						$ 50,000		$ 50,000		50,000
A F C [Member] | Loan Agreement [Member]
Short-Term Debt [Line Items]
Line of credit borrowing capacity																					$ 784,450					13,144,141
Line of credit working capital																										$ 12,552,008